CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for accounts receivable		$ 257
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	58,810,550	42,973,462
Common stock, shares outstanding	58,510,550	42,973,462